Subordinated liabilities (Tables) - Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Financial liabilities
Schedule of financial liabilities

				12/31/2017
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2016	12/31/2017	in Foreign Currency	Interest Rate (%)

Tier II Subordinated Capital Notes	USD	27,278	26,054	1,300,000,000	5.95
Subordinated Additional Tier I Capital Notes	USD	10,298	9,831	500,000,000	8.50
	Balance at year-end	37,576	35,885

Schedule of subordinated liabilities

	2016	2017
Beginning balance (million USD)	1,321	1,822
Issues	500	—
Of which:
Banco Santander México, S.A.	500	—
Transaction costs and accrued interest	1	3
Balance at year-end (million USD)	1,822	1,825
Exchange rate per one USD as of December 31,	20.6194	19.6629
Balance at year-end (million pesos)	37,576	35,885

Schedule of changes in financial instruments arising from financing activities

				Non-cash changes
						Foreign
	January 1, 2017	Cash flows		Accrued	Transaction	exchange	12/31/2017
Type				interest	costs	movements

Tier II Subordinated Capital Notes	27,278	(803)		825	33	(1,279)	26,054
Subordinated Additional Tier I Capital Notes	10,298	—	(*)	—	12	(479)	9,831
Balances at	37,576	(803)		825	45	(1,758)	35,885

(*) The Bank paid 635 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which are recognized against Accumulated reserves within shareholders’ equity.